Stock-based Compensation Plans - Assumptions Used in Black - Scholes Model for Each Grant (Details)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Expected volatility (%)	27.80%	26.40%	23.50%
Risk-free rate (%)	0.70%	0.70%	1.40%
Expected option life (years) (Year)	5 years	5 years	5 years